Securities (Amortized cost and fair value of debt securities by contractrual maturity) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities
Securities available for sale, amortized cost	$ 611,331,000	$ 664,139,000
Securities available for sale, fair value	585,923,000	675,109,000
Held-to-maturity Securities
Securities held to maturity, amortized cost	283,814,000	269,783,000
Securities held to maturity, fair value	263,697,000	273,671,000
Debt Securities [Member]
Held-to-maturity Securities
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	5,000,000
Due after five years through ten years, amortized cost	70,000,000
Due after ten years, amortized cost	82,072,000
Securities held to maturity, amortized cost	157,072,000
Due in one year or less, fair value	0
Due after one year through five years, fair value	5,149,000
Due after five years through ten years, fair value	62,854,000
Due after ten years, amortized cost	72,969,000
Securities held to maturity, fair value	140,972,000
Residential mortgage-backed securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	7,849,000	23,827,000
Securities held to maturity, fair value	8,046,000	25,716,000
Agency CMOs [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	118,893,000	49,051,000
Securities held to maturity, fair value	114,679,000	50,638,000
Debt Securities [Member]
Available-for-sale Securities
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	48,534,000
Due after ten years, amortized cost	13,411,000
Securities available for sale, amortized cost	61,945,000
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	43,963,000
Due after ten years, fair value	12,396,000
Securities available for sale, fair value	56,359,000
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Securities available for sale, amortized cost	65,795,000	55,614,000
Securities available for sale, fair value	62,500,000	57,210,000
Agency CMOs [Member]
Available-for-sale Securities
Securities available for sale, amortized cost	483,591,000	547,641,000
Securities available for sale, fair value	$ 467,064,000	$ 556,867,000